INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Customer relationships	31,200	31,200	5,154
Less: accumulated amortization	(4,092)	(7,212)	(1,191)

Customer relationships, net	27,108	23,988	3,963

Dealership agreements	105,400	78,950	13,041
Less: impairment	(26,450)	(1,700)	(281)

Dealership agreements, net	78,950	77,250	12,760

Intangible assets, net	106,058	101,238	16,723